Other operating income (loss) - Other operating income (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating income
Refunds related to tax for R&D activities		€ 41,614	€ 46,863	€ 43,996
Insurance reimbursements related to cyber-attack		7,500
Dark Blue Therapeutics Ltd
Other operating income
Gain on sale of associate investments	€ 12,125
France
Other operating income
Refunds related to tax for R&D activities		21,877	24,669	24,812
United Kingdom
Other operating income
Refunds related to tax for R&D activities		€ 9,544	€ 10,656	€ 11,010